Investment in associate company and business combination, Investment in Associate (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Details of Associates [Abstract]
Investment in associate company		$ 0	$ 0
Share of Profit of Associate Using in Equity Method [Abstract]
Profit after taxation		0	1,327	$ 1,278
Other comprehensive income for the year, net of tax		0	(66)	(74)
Total comprehensive income for the year		$ 0	$ 1,261	$ 1,204
Goodwood [Member]
Details of Associates [Abstract]
Ownership interest percentage	50.00%			50.00%
Additional percentage of equity interest acquired	3.00%
Ownership interest	53.00%